Marketable debt securities - Bonds and Debentures by Currency (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Marketable debt securities
Outstanding issue amount in foreign currency	€ 360,626	€ 362,464	€ 318,807
Euro
Marketable debt securities
Financial liabilities	104,499	79,008	97,323
US dollar
Marketable debt securities
Financial liabilities	26,581	53,403	45,848
Pound sterling
Marketable debt securities
Financial liabilities	23,339	18,129	19,301
Brazilian real
Marketable debt securities
Financial liabilities	12,356	13,022	18,657
Other currencies
Marketable debt securities
Financial liabilities	17,904	11,601	6,780
Marketable debt securities
Marketable debt securities
Financial liabilities	235,269	261,977	246,619
Marketable debt securities | Bonds and debentures
Marketable debt securities
Financial liabilities	191,577	208,455	195,498	€ 176,719
Marketable debt securities | Bonds and debentures | Euro
Marketable debt securities
Financial liabilities	89,031	89,008	85,479
Outstanding issue amount in foreign currency	€ 89,031
Annual interest rate (as a percent)	1.08%
Marketable debt securities | Bonds and debentures | US dollar
Marketable debt securities
Financial liabilities	€ 61,174	64,952	62,021
Outstanding issue amount in foreign currency	€ 75,064
Annual interest rate (as a percent)	2.92%
Marketable debt securities | Bonds and debentures | Pound sterling
Marketable debt securities
Financial liabilities	€ 16,569	20,178	16,616
Outstanding issue amount in foreign currency	€ 14,880
Annual interest rate (as a percent)	2.16%
Marketable debt securities | Bonds and debentures | Brazilian real
Marketable debt securities
Financial liabilities	€ 8,398	15,292	15,778
Outstanding issue amount in foreign currency	€ 53,522
Annual interest rate (as a percent)	2.99%
Marketable debt securities | Bonds and debentures | Chilean peso
Marketable debt securities
Financial liabilities	€ 5,624	6,848	6,460
Outstanding issue amount in foreign currency	€ 4,903,110
Annual interest rate (as a percent)	4.67%
Marketable debt securities | Bonds and debentures | Other currencies
Marketable debt securities
Financial liabilities	€ 10,781	€ 12,177	€ 9,144